Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investment	$ 5	$ 19
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investment	5	19
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investment